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                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract owners may continue to make additional purchase payments to their Contracts.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE     METROPOLITAN SERIES FUND,
               FUNDS (INVESCO VARIABLE    INC. -- CLASS A
               INSURANCE FUNDS) --
               SERIES I
                Invesco V.I.
                  Diversified Income      BlackRock Money Market
                  Fund                    Portfolio
                                          Western Asset
                                          Management U.S.
                                          Government Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:

The current investment choices available under your Contract include 1 Fixed Account and the 4 Investment Funds listed below:


             AIM VARIABLE INSURANCE     METROPOLITAN SERIES FUND,
               FUNDS (INVESCO VARIABLE    INC. -- CLASS A
               INSURANCE FUNDS) --
               SERIES I
                Invesco V.I.
                  International Growth    BlackRock Legacy Large
                  Fund                    Cap Growth Portfolio

             MET INVESTORS SERIES
               TRUST -- CLASS A
                Pioneer Fund Portfolio
                RCM Technology
                  Portfolio

Certain Investment Funds have been subject to a substitution or name change. Please see "Additional Information Regarding Investment Funds" for more information.

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                                           SUPP-GA28 & 29-05-10

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FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:

                Separate Account Annual Expenses
                  (as a percentage of accumulated value)
                Mortality and expense risk charge (1).... 1.25%
                Administrative Expense Charge............ 0.15%
                                                          ----
                Total Separate Account Annual Expenses... 1.40%

-----------
(1)For General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class A and for the Division investing in the Pioneer Fund Portfolio -- Class A; and 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2009

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                          NET
                                            DISTRIBUTION            ACQUIRED    TOTAL    CONTRACTUAL     TOTAL
                                               AND/OR               FUND FEES  ANNUAL     FEE WAIVER     ANNUAL
                                MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
INVESTMENT FUND                    FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
---------------                 ---------- --------------- -------- --------- --------- -------------- ----------
AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I
   Invesco V.I. Diversified
     Income Fund...............    0.60%         --          0.88%      --      1.48%        0.73%        0.75%/1/
   Invesco V.I. International
     Growth Fund...............    0.71%         --          0.33%    0.02%     1.06%          --         1.06%

MET INVESTORS SERIES TRUST --
  CLASS A
   Pioneer Fund Portfolio......    0.66%         --          0.08%      --      0.74%          --         0.74%
   RCM Technology
     Portfolio.................    0.88%         --          0.08%      --      0.96%          --         0.96%

METROPOLITAN SERIES FUND,
  INC. -- CLASS A
   BlackRock Legacy Large
     Cap Growth
     Portfolio.................    0.73%         --          0.10%      --      0.83%        0.01%        0.82%/2/
   BlackRock Money Market
     Portfolio.................    0.32%         --          0.02%      --      0.34%        0.01%        0.33%/3/
   Western Asset
     Management U.S.
     Government
     Portfolio.................    0.48%         --          0.04%      --      0.52%        0.01%        0.51%/4/

-----------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.



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** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/1/ The adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) acquired fund fees and expenses; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.75% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
-                                                                                    ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                       0.34%   1.48%

INVESTMENT OPTIONS

INVESTMENT FUND                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------                      ------------------------------------ --------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
   Invesco V.I. Diversified Income   Seeks total return comprised of      Invesco Advisers, Inc.
     Fund                            current income and capital
                                     appreciation.

   Invesco V.I. International
     Growth Fund                     Seeks long-term growth of capital.   Invesco Advisers, Inc.

MET INVESTORS SERIES TRUST --
  CLASS A
   Pioneer Fund Portfolio            Seeks reasonable income and capital  MetLife Advisers, LLC
                                     growth.                              Subadviser: Pioneer Investment
                                                                          Management, Inc.

   RCM Technology Portfolio          Seeks capital appreciation; no       MetLife Advisers, LLC
                                     consideration is given to income.    Subadviser: RCM Capital Management LLC


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
INVESTMENT FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------                    -------------------------------------- -------------------------------------
METROPOLITAN SERIES FUND, INC. --
  CLASS A
   BlackRock Legacy Large Cap      Seeks long-term growth of capital.     MetLife Advisers, LLC
     Growth Portfolio                                                     Subadviser: BlackRock Advisors, LLC

   BlackRock Money Market          Seeks a high level of current income
     Portfolio                     consistent with preservation of        MetLife Advisers, LLC
                                   capital.                               Subadviser: BlackRock Advisors, LLC

   Western Asset Management        Seeks to maximize total return         MetLife Advisers, LLC
     U.S. Government Portfolio     consistent with preservation of        Subadviser: Western Asset Management
                                   capital and maintenance of liquidity.  Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

REVENUE SHARING AND FUND SELECTION CRITERIA

-- MARKET TIMING

We have modified the second paragraph in the MARKET TIMING subsection regarding monitored portfolios to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (i.e., the Invesco V.I. International Growth Fund which is available with General American Separate Account Twenty Nine -- the "Monitored Portfolio") and we monitor transfer activity in this Monitored Portfolio. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolio within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Investment Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

ADDITIONAL INFORMATION REGARDING INVESTMENT FUNDS

Certain Investment Funds were subject to a substitution or name change. The chart below identifies the former name and new name of each of these Investment Funds, and where applicable, the former name and the new name of the trust of which the Investment Fund is a part.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:
-----------------------------------------------

INVESTMENT FUND SUBSTITUTION

Effective May 3, 2010, the following new Investment Fund was substituted for the former Investment Fund:

             FORMER INVESTMENT
             FUND/TRUST                 NEW INVESTMENT FUND/TRUST
             ----------                 -------------------------
             AIM VARIABLE INSURANCE     METROPOLITAN SERIES FUND,
               FUNDS                      INC.
                AIM V.I. Money Market      BlackRock Money Market
                  Fund -- Series I           Portfolio -- Class A


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INVESTMENT FUND NAME CHANGE

Effective April 30, 2010, the following Investment Fund was renamed:

             FORMER NAME/TRUST          NEW NAME/TRUST
             -----------------          --------------
             AIM VARIABLE INSURANCE     AIM VARIABLE INSURANCE
               FUNDS                      FUNDS (INVESCO VARIABLE
                                          INSURANCE FUNDS)
                AIM V.I. Diversified
                  Income Fund --         Invesco V.I. Diversified
                  Series I                Income Fund -- Series I

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:
----------------------------------------------

INVESTMENT FUND SUBSTITUTION

Effective May 3, 2010, the following new Investment Fund was substituted for the former Investment Fund:

             FORMER INVESTMENT
             FUND/TRUST                 NEW INVESTMENT FUND/TRUST
             ----------                 -------------------------
             AIM VARIABLE INSURANCE     MET INVESTORS SERIES TRUST
               FUNDS
                AIM V.I. Technology         RCM Technology
                  Fund -- Series I      Portfolio -- Class A

INVESTMENT FUND NAME CHANGE

Effective April 30, 2010, the following Investment Fund was renamed:

             FORMER NAME/TRUST          NEW NAME/TRUST
             -----------------          --------------
             AIM VARIABLE INSURANCE     AIM VARIABLE INSURANCE
               FUNDS                      FUNDS (INVESCO VARIABLE
                                          INSURANCE FUNDS)
                AIM V.I. International               Invesco V.I.
                  Growth Fund --        International Growth Fund
                  Series I                            -- Series I

HIGHLIGHTS

CIVIL UNIONS

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

INQUIRIES

For all inquiries including withdrawals, transfers and receipt of additional purchase payments, please contact us at:

General American's Variable Annuity Administration Department
P.O. Box 19098
Greenville, SC 29602-9098
1-800-449-6447

THE COMPANY

General American Life Insurance Company ("General American" or the "Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), whose principal office is located at 200 Park Avenue, New York, New York 10166-0188. General American is licensed to sell life insurance in 49 states, the District of Columbia, Puerto Rico, and in four Canadian provinces. The Company's home office is located at 13045 Tesson Ferry Road, St. Louis, Missouri 63128.


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CHARGES AND DEDUCTIONS

PREMIUM TAX

We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, accumulated value of your contract, withdrawals, death benefits or income payments.

FEDERAL TAX MATTERS

OTHER TAX ISSUES

Suspension of Minimum Distribution Rules during 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

THE SEPARATE ACCOUNTS

The assets of General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the "Separate Accounts") are solely for the benefit of those who invest in the Separate Accounts and no one else, including our creditors. The assets of the Separate Accounts are held in our name on behalf of the Separate Accounts and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from these Separate Accounts without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Accounts. Any such amount that exceeds the assets in the Separate Accounts is paid from our General Account. Amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our General Account. General American is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its General Account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900              (800) 848-3854
             Irvine, CA 92614


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